STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Advertising - 0.3%
Interpublic Group of Cos., Inc.	1,372	$40,337

Aerospace & Defense - 1.7%
BWX Technologies, Inc.	321	39,082
Curtiss-Wright Corp.	138	47,604
Huntington Ingalls Industries, Inc.	140	25,894
Leonardo DRS, Inc. (a)	267	8,029
Textron, Inc.	685	55,088
Woodward, Inc.	219	35,936
		211,633

Agricultural & Farm Machinery - 0.7%
AGCO Corp.	224	22,364
CNH Industrial NV	2,876	32,298
Toro Co.	367	29,536
		84,198

Agricultural Products & Services - 0.6%
Bunge Global SA	503	42,262
Ingredion, Inc.	237	31,464
		73,726

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	404	41,628
GXO Logistics, Inc. (a)	416	24,881
		66,509

Aluminum - 0.3%
Alcoa Corp.	951	38,126

Apparel Retail - 0.8%
Abercrombie & Fitch Co. - Class A (a)	182	23,986
Burlington Stores, Inc. (a)	235	58,226
Gap, Inc.	882	18,319
		100,531

Apparel, Accessories & Luxury Goods - 0.8%
Levi Strauss & Co. - Class A	343	5,862
Ralph Lauren Corp.	138	27,314
Tapestry, Inc.	833	39,526
VF Corp.	1,274	26,385
		99,087

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Application Software - 4.5%
Altair Engineering, Inc. - Class A (a)	196	$20,382
Appfolio, Inc. - Class A (a)	79	16,422
Aspen Technology, Inc. (a)	98	23,004
Aurora Innovation, Inc. (a)	2,896	15,045
CCC Intelligent Solutions Holdings, Inc. (a)	1,638	17,052
Confluent, Inc. - Class A (a)	785	20,543
DocuSign, Inc. (a)	735	50,994
Dropbox, Inc. - Class A (a)	892	23,058
Dynatrace, Inc. (a)	1,055	56,759
Elastic NV (a)	301	24,149
Guidewire Software, Inc. (a)	298	55,506
HashiCorp, Inc. - Class A (a)	548	18,555
Informatica, Inc. - Class A (a)	291	7,944
Klaviyo, Inc. - Class A (a)	266	10,116
Manhattan Associates, Inc. (a)	219	57,676
Nutanix, Inc. - Class A (a)	882	54,772
Procore Technologies, Inc. (a)	391	25,669
Smartsheet, Inc. - Class A (a)	490	27,646
SPS Commerce, Inc. (a)	139	22,935
Unity Software, Inc. (a)	1,012	20,321
		568,548

Asset Management & Custody Banks - 1.3%
Carlyle Group, Inc.	882	44,127
Franklin Resources, Inc.	1,134	23,553
Hamilton Lane, Inc. - Class A	99	17,784
Invesco Ltd.	1,617	28,039
SEI Investments Co.	441	32,969
TPG, Inc.	270	18,274
		164,746

Automobile Manufacturers - 0.1%
Lucid Group, Inc. (a)	3,185	7,039

Automotive Parts & Equipment - 0.6%
BorgWarner, Inc.	833	28,014
Gentex Corp.	833	25,248
Lear Corp.	203	19,439
		72,701

Automotive Retail - 1.1%
AutoNation, Inc. (a)	121	18,812
CarMax, Inc. (a)	561	40,605

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Automotive Retail - 1.1% (Continued)
Lithia Motors, Inc.	98	$32,572
Murphy USA, Inc.	69	33,703
Penske Automotive Group, Inc.	63	9,486
		135,178

Biotechnology - 3.6%
Blueprint Medicines Corp. (a)	230	20,127
Cytokinetics, Inc. (a)	412	21,012
Exact Sciences Corp. (a)	660	45,494
Exelixis, Inc. (a)	1,037	34,428
Halozyme Therapeutics, Inc. (a)	467	23,616
Insmed, Inc. (a)	591	39,763
Ionis Pharmaceuticals, Inc. (a)	456	17,506
Natera, Inc. (a)	421	50,924
Neurocrine Biosciences, Inc. (a)	370	44,500
Revolution Medicines, Inc. (a)	553	29,586
Roivant Sciences Ltd. (a)	1,633	18,861
Sarepta Therapeutics, Inc. (a)	331	41,706
Summit Therapeutics, Inc. (a)	326	6,060
Vaxcyte, Inc. (a)	358	38,073
Viking Therapeutics, Inc. (a)	378	27,420
		459,076

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	646	35,188

Broadcasting - 0.2%
Paramount Global - Class A	49	1,073
Paramount Global - Class B	1,849	20,228
		21,301

Broadline Retail - 0.2%
Etsy, Inc. (a)	413	21,245

Building Products - 3.3%
A O Smith Corp.	441	33,119
AAON, Inc.	245	27,984
Advanced Drainage Systems, Inc.	282	42,266
Allegion PLC	323	45,101
AZEK Co., Inc. (a)	510	22,440
Carlisle Cos., Inc.	166	70,090
Fortune Brands Innovations, Inc.	449	37,415

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Building Products - 3.3% (Continued)
Owens Corning	307	$54,275
Simpson Manufacturing Co., Inc.	151	27,148
Trex Co., Inc. (a)	392	27,773
UFP Industries, Inc.	226	27,649
		415,260

Cable & Satellite - 0.3%
Liberty Broadband Corp. - Class A (a)	59	4,734
Liberty Broadband Corp. - Class C (a)	417	33,702
		38,436

Cargo Ground Transportation - 1.4%
Knight-Swift Transportation Holdings, Inc.	558	29,061
Landstar System, Inc.	125	21,971
Saia, Inc. (a)	96	46,906
U-Haul Holding Co.	357	24,369
U-Haul Holding Co. (a)	25	1,833
XPO, Inc. (a)	403	52,604
		176,744

Casinos & Gaming - 1.0%
Caesars Entertainment, Inc. (a)	735	29,437
Churchill Downs, Inc.	246	34,464
Light & Wonder, Inc. (a)	332	31,135
Wynn Resorts Ltd.	343	32,935
		127,971

Commercial & Residential Mortgage Finance - 0.4%
Essent Group Ltd.	367	22,024
MGIC Investment Corp.	930	23,287
UWM Holdings Corp.	294	1,893
		47,204

Communications Equipment - 1.0%
Ciena Corp. (a)	510	32,390
F5, Inc. (a)	208	48,647
Juniper Networks, Inc.	1,213	47,186
		128,223

Computer & Electronics Retail - 0.2%
GameStop Corp. - Class A (a)	1,408	31,229

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Construction & Engineering - 2.3%
AECOM	490	$52,332
API Group Corp. (a)	864	29,497
Comfort Systems USA, Inc.	127	49,662
EMCOR Group, Inc.	167	74,494
Fluor Corp. (a)	603	31,525
MasTec, Inc. (a)	231	28,388
WillScot Holdings Corp. (a)	660	21,872
		287,770

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	321	34,302
Oshkosh Corp.	234	23,924
		58,226

Construction Materials - 0.4%
Eagle Materials, Inc.	120	34,255
Summit Materials, Inc. - Class A (a)	441	20,908
		55,163

Consumer Finance - 0.6%
Ally Financial, Inc.	980	34,349
Credit Acceptance Corp. (a)	19	8,075
SoFi Technologies, Inc. (a)	3,463	38,682
		81,106

Consumer Staples Merchandise Retail - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	488	41,348

Distributors - 0.7%
LKQ Corp.	953	35,061
Pool Corp.	135	48,821
		83,882

Diversified Banks - 0.7%
Comerica, Inc.	504	32,110
KeyCorp	3,381	58,322
		90,432

Diversified Financial Services - 0.9%
Equitable Holdings, Inc.	1,179	53,456
Jackson Financial, Inc. - Class A	271	27,086

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.9% (Continued)
Voya Financial, Inc.	360	$28,908
		109,450

Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	2,582	24,426

Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	205	27,361
Duolingo, Inc. (a)	130	38,086
		65,447

Electric Utilities - 1.0%
NRG Energy, Inc.	740	66,896
OGE Energy Corp.	735	29,393
Pinnacle West Capital Corp.	406	35,651
		131,940

Electrical Components & Equipment - 1.4%
Acuity Brands, Inc.	108	32,475
Generac Holdings, Inc. (a)	223	36,918
NEXTracker, Inc. - Class A (a)	464	18,476
nVent Electric PLC	594	44,295
Regal Rexnord Corp.	245	40,802
		172,966

Electronic Components - 0.6%
Coherent Corp. (a)	552	51,027
Littelfuse, Inc.	89	21,772
		72,799

Electronic Equipment & Instruments - 0.4%
Cognex Corp.	613	24,661
Novanta, Inc. (a)	133	22,642
		47,303

Electronic Manufacturing Services - 0.8%
Flex Ltd. (a)	1,425	49,405
Jabil, Inc.	394	48,497
		97,902

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Environmental & Facilities Services - 0.7%
Clean Harbors, Inc. (a)	183	$42,321
Tetra Tech, Inc.	982	48,000
		90,321

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp.	469	30,480
Mosaic Co.	1,176	31,470
		61,950

Financial Exchanges & Data - 0.6%
MarketAxess Holdings, Inc.	139	40,229
Morningstar, Inc.	98	32,149
		72,378

Food Distributors - 0.8%
Performance Food Group Co. (a)	551	44,769
US Foods Holding Corp. (a)	895	55,177
		99,946

Food Retail - 1.1%
Albertsons Cos., Inc. - Class A	1,225	22,172
Casey's General Stores, Inc.	137	53,981
Maplebear, Inc. (a)	428	18,875
Sprouts Farmers Market, Inc. (a)	361	46,363
		141,391

Footwear - 0.7%
Crocs, Inc. (a)	208	22,427
On Holding AG - Class A (a)	813	38,552
Skechers USA, Inc. - Class A (a)	490	30,115
		91,094

Forest Products - 0.2%
Louisiana-Pacific Corp.	236	23,340

Gold - 0.3%
Royal Gold, Inc.	245	35,785

Health Care Distributors - 0.3%
Henry Schein, Inc. (a)	454	31,884

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Health Care Equipment - 0.8%
Globus Medical, Inc. - Class A (a)	402	$29,563
Penumbra, Inc. (a)	136	31,127
Teleflex, Inc.	172	34,582
		95,272

Health Care Facilities - 1.3%
Encompass Health Corp.	353	35,110
Ensign Group, Inc.	200	30,998
Tenet Healthcare Corp. (a)	350	54,257
Universal Health Services, Inc. - Class B	204	41,679
		162,044

Health Care Services - 0.4%
Chemed Corp.	53	28,633
DaVita, Inc. (a)	167	23,348
		51,981

Health Care Supplies - 0.5%
Lantheus Holdings, Inc. (a)	247	27,131
Solventum Corp. (a)	511	37,088
		64,219

Home Furnishings - 0.4%
Mohawk Industries, Inc. (a)	196	26,317
Tempur Sealy International, Inc.	602	28,842
		55,159

Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc. - Class A (a)	358	36,892

Homebuilding - 1.4%
Installed Building Products, Inc.	89	19,304
KB Home	239	18,761
Meritage Homes Corp.	135	24,462
Taylor Morrison Home Corp. (a)	367	25,140
Toll Brothers, Inc.	367	53,743
TopBuild Corp. (a)	110	38,872
		180,282

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.6%
Wayfair, Inc. - Class A (a)	318	$13,620
Williams-Sonoma, Inc.	455	61,029
		74,649

Hotels, Resorts & Cruise Lines - 0.5%
Hyatt Hotels Corp. - Class A	155	22,545
Norwegian Cruise Line Holdings Ltd. (a)	1,519	38,491
		61,036

Household Appliances - 0.2%
SharkNinja, Inc.	224	20,655

Human Resource & Employment Services - 1.0%
Dayforce, Inc. (a)	539	38,242
Paycom Software, Inc.	188	39,297
Paylocity Holding Corp. (a)	154	28,424
Robert Half, Inc.	363	24,724
		130,687

Independent Power Producers & Energy Traders - 0.3%
Talen Energy Corp. (a)	188	34,096

Industrial Machinery & Supplies & Components - 4.2%
Chart Industries, Inc. (a)	160	19,315
Crane Co.	169	26,580
Donaldson Co., Inc.	421	30,800
Flowserve Corp.	487	25,636
Graco, Inc.	602	49,033
ITT, Inc.	302	42,316
Lincoln Electric Holdings, Inc.	202	38,897
Middleby Corp. (a)	196	25,421
Mueller Industries, Inc.	401	32,870
Nordson Corp.	192	47,595
Pentair PLC	595	58,977
RBC Bearings, Inc. (a)	102	28,596
Snap-on, Inc.	187	61,734
SPX Technologies, Inc. (a)	167	23,963
Watts Water Technologies, Inc. - Class A	98	18,678
		530,411

Insurance Brokers - 0.2%
Ryan Specialty Holdings, Inc.	362	23,845

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	882	$31,514

Interactive Media & Services - 0.4%
Match Group, Inc. (a)	980	35,309
Reddit, Inc. - Class A (a)	112	13,362
		48,671

Internet Services & Infrastructure - 0.4%
Twilio, Inc. - Class A (a)	568	45,809

Investment Banking & Brokerage - 1.5%
Evercore, Inc. - Class A	131	34,606
Houlihan Lokey, Inc.	197	34,036
Jefferies Financial Group, Inc.	539	34,485
Robinhood Markets, Inc. - Class A (a)	2,410	56,611
Stifel Financial Corp.	349	36,163
		195,901

IT Consulting & Other Services - 0.5%
Amdocs Ltd.	415	36,414
Globant SA (a)	151	31,694
		68,108

Leisure Facilities - 0.4%
Planet Fitness, Inc. - Class A (a)	309	24,262
Vail Resorts, Inc.	130	21,540
		45,802

Leisure Products - 0.4%
Hasbro, Inc.	464	30,452
Mattel, Inc. (a)	1,233	25,129
		55,581

Life & Health Insurance - 0.9%
Globe Life, Inc.	328	34,637
Primerica, Inc.	128	35,432
Unum Group	598	38,379
		108,448

Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. - Class A (a)	74	26,506
Bio-Techne Corp.	558	41,153

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.4% (Continued)
Bruker Corp.	381	$21,568
Charles River Laboratories International, Inc. (a)	186	33,216
Medpace Holdings, Inc. (a)	95	29,851
Repligen Corp. (a)	197	26,451
		178,745

Managed Health Care - 0.2%
HealthEquity, Inc. (a)	302	25,746

Marine Transportation - 0.2%
Kirby Corp. (a)	214	24,559

Metal, Glass & Plastic Containers - 0.9%
AptarGroup, Inc.	239	40,131
Berry Global Group, Inc.	403	28,391
Crown Holdings, Inc.	446	41,723
		110,245

Movies & Entertainment - 0.6%
Endeavor Group Holdings, Inc. - Class A	490	14,450
Roku, Inc. (a)	451	28,900
TKO Group Holdings, Inc. (a)	253	29,543
		72,893

Multi-Utilities - 0.4%
NiSource, Inc.	1,619	56,924

Office Services & Supplies - 0.2%
MSA Safety, Inc.	143	23,731

Oil & Gas Drilling - 0.1%
Noble Corp. PLC	493	15,766

Oil & Gas Equipment & Services - 0.5%
ChampionX Corp.	684	19,302
NOV, Inc.	1,421	22,040
Weatherford International PLC	257	20,303
		61,645

Oil & Gas Exploration & Production - 3.0%
Antero Resources Corp. (a)	1,029	26,631
APA Corp.	1,323	31,223

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 3.0% (Continued)
Chesapeake Energy Corp.	792	$67,098
Chord Energy Corp.	226	28,273
Civitas Resources, Inc.	356	17,369
Matador Resources Co.	410	21,365
Ovintiv, Inc.	980	38,416
Permian Resources Corp.	2,242	30,558
Range Resources Corp.	848	25,465
Texas Pacific Land Corp.	70	81,620
Viper Energy, Inc.	331	17,179
		385,197

Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	603	23,282

Oil & Gas Storage & Transportation - 0.5%
Antero Midstream Corp.	1,225	17,603
DT Midstream, Inc.	352	31,733
Hess Midstream LP - Class A	270	9,356
Kinetik Holdings, Inc.	136	6,619
		65,311

Other Specialty Retail - 0.6%
Bath & Body Works, Inc.	803	22,789
Chewy, Inc. - Class A (a)	400	10,788
Dick's Sporting Goods, Inc.	203	39,737
		73,314

Packaged Foods & Meats - 0.5%
Lamb Weston Holdings, Inc.	512	39,777
Pilgrim's Pride Corp. (a)	147	7,121
Post Holdings, Inc. (a)	177	19,330
		66,228

Paper & Plastic Packaging Products & Materials - 1.9%
Avery Dennison Corp.	296	61,281
Graphic Packaging Holding Co.	1,107	31,284
International Paper Co.	1,245	69,147
Packaging Corp. of America	326	74,634
		236,346

Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	588	7,879

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	463	$30,480
Coty, Inc. - Class A (a)	1,421	10,572
elf Beauty, Inc. (a)	196	20,629
		61,681

Pharmaceuticals - 1.3%
Catalent, Inc. (a)	637	37,328
Elanco Animal Health, Inc. (a)	1,764	22,297
Intra-Cellular Therapies, Inc. (a)	350	29,663
Jazz Pharmaceuticals PLC (a)	213	23,436
Viatris, Inc.	4,277	49,613
		162,337

Property & Casualty Insurance - 1.7%
American Financial Group, Inc./OH	267	34,424
Assurant, Inc.	188	36,040
Fidelity National Financial, Inc.	957	57,583
Kinsale Capital Group, Inc.	82	35,105
Old Republic International Corp.	931	32,520
RLI Corp.	157	24,487
		220,159

Publishing - 0.6%
New York Times Co. - Class A	554	30,935
News Corp. - Class A	1,372	37,387
News Corp. - Class B	441	12,807
		81,129

Real Estate Services - 0.7%
Jones Lang LaSalle, Inc. (a)	174	47,147
Zillow Group, Inc. - Class A (a)	147	8,533
Zillow Group, Inc. - Class C (a)	554	33,290
		88,970

Regional Banks - 3.2%
BOK Financial Corp.	78	8,286
Commerce Bancshares, Inc./MO	419	26,188
Cullen/Frost Bankers, Inc.	210	26,744
East West Bancorp, Inc.	499	48,648
First Horizon Corp.	1,943	33,672
Old National Bancorp/IN	1,143	22,014
Pinnacle Financial Partners, Inc.	264	27,839

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Regional Banks - 3.2% (Continued)
Popular, Inc.	253	$22,575
Prosperity Bancshares, Inc.	323	23,644
SouthState Corp.	265	25,845
Synovus Financial Corp.	516	25,733
Webster Financial Corp.	611	31,650
Western Alliance Bancorp	369	30,704
Wintrust Financial Corp.	242	28,045
Zions Bancorp NA	539	28,060
		409,647

Reinsurance - 1.2%
Everest Group Ltd.	153	54,408
Reinsurance Group of America, Inc.	239	50,448
RenaissanceRe Holdings Ltd.	187	49,069
		153,925

Research & Consulting Services - 1.0%
CACI International, Inc. - Class A (a)	83	45,862
FTI Consulting, Inc. (a)	134	26,141
KBR, Inc.	490	32,835
Parsons Corp. (a)	161	17,414
UL Solutions, Inc.	139	7,222
		129,474

Restaurants - 1.2%
Aramark	931	35,219
Cava Group, Inc. (a)	252	33,657
Dutch Bros, Inc. - Class A (a)	299	9,903
Texas Roadhouse, Inc.	241	46,060
Wingstop, Inc.	104	29,920
		154,759

Semiconductor Materials & Equipment - 0.6%
Amkor Technology, Inc.	441	11,224
MKS Instruments, Inc.	245	24,336
Onto Innovation, Inc. (a)	174	34,509
		70,069

Semiconductors - 1.0%
Astera Labs, Inc. (a)	79	5,543
Cirrus Logic, Inc. (a)	193	21,195
Lattice Semiconductor Corp. (a)	490	24,823

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Semiconductors - 1.0% (Continued)
MACOM Technology Solutions Holdings, Inc. (a)	203	$22,817
Qorvo, Inc. (a)	343	24,442
Universal Display Corp.	161	29,032
		127,852

Soft Drinks & Non-alcoholic Beverages - 0.3%
Celsius Holdings, Inc. (a)	593	17,837
Coca-Cola Consolidated, Inc.	19	21,361
		39,198

Specialized Consumer Services - 0.6%
ADT, Inc.	1,422	10,238
H&R Block, Inc.	497	29,686
Service Corp. International/US	514	41,968
		81,892

Specialty Chemicals - 1.5%
Albemarle Corp.	425	40,260
Axalta Coating Systems Ltd. (a)	784	29,729
Eastman Chemical Co.	415	43,613
Element Solutions, Inc.	812	22,005
RPM International, Inc.	456	57,962
		193,569

Steel - 1.4%
ATI, Inc. (a)	455	23,983
Carpenter Technology Corp.	179	26,761
Cleveland-Cliffs, Inc. (a)	1,681	21,819
Commercial Metals Co.	409	22,004
Reliance, Inc.	204	58,413
United States Steel Corp.	735	28,555
		181,535

Systems Software - 1.7%
CyberArk Software Ltd. (a)	152	42,031
Dolby Laboratories, Inc. - Class A	208	15,163
Gen Digital, Inc.	1,936	56,357
Gitlab, Inc. - Class A (a)	399	21,446
Monday.com Ltd. (a)	136	39,966
SentinelOne, Inc. - Class A (a)	1,055	27,209
UiPath, Inc. - Class A (a)	1,479	18,281
		220,453

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	196	$23,259
Insight Enterprises, Inc. (a)	117	20,466
TD SYNNEX Corp.	245	28,261
		71,986

Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc. - Class A (a)	1,103	55,205

Trading Companies & Distributors - 2.0%
AerCap Holdings NV	706	66,046
Applied Industrial Technologies, Inc.	142	32,886
Beacon Roofing Supply, Inc. (a)	230	21,176
Core & Main, Inc. - Class A (a)	686	30,376
FTAI Aviation Ltd.	329	44,231
SiteOne Landscape Supply, Inc. (a)	158	22,079
WESCO International, Inc.	187	35,898
		252,692

Transaction & Payment Processing Services - 1.2%
Affirm Holdings, Inc. (a)	848	37,185
Jack Henry & Associates, Inc.	268	48,757
Toast, Inc. - Class A (a)	1,519	45,616
WEX, Inc. (a)	147	25,372
		156,930

Water Utilities - 0.3%
Essential Utilities, Inc.	903	34,856
TOTAL COMMON STOCKS (Cost $10,985,092)		11,729,676

REAL ESTATE INVESTMENT TRUSTS - 7.1%
AGNC Investment Corp.	2,577	23,992
Agree Realty Corp.	354	26,284
American Homes 4 Rent - Class A	1,127	39,715
Americold Realty Trust, Inc.	1,029	26,425
Annaly Capital Management, Inc.	1,813	34,465
Brixmor Property Group, Inc.	1,078	29,052
BXP, Inc.	512	41,247
Camden Property Trust	381	44,116
CubeSmart	823	39,372
EastGroup Properties, Inc.	182	31,173
Equity LifeStyle Properties, Inc.	598	41,932
Federal Realty Investment Trust	305	33,806

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 7.1% (CONTINUED)	Shares	Value
First Industrial Realty Trust, Inc.	468	$24,565
Gaming and Leisure Properties, Inc.	958	48,082
Healthcare Realty Trust, Inc.	1,372	23,571
Healthpeak Properties, Inc.	2,529	56,776
Host Hotels & Resorts, Inc.	2,511	43,290
Kimco Realty Corp.	2,401	56,952
Lamar Advertising Co. - Class A	326	43,032
NNN REIT, Inc.	651	28,279
Omega Healthcare Investors, Inc.	882	37,459
Regency Centers Corp.	657	46,936
Rexford Industrial Realty, Inc.	784	33,626
STAG Industrial, Inc.	652	24,307
Terreno Realty Corp.	353	21,162
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $821,924)		899,616

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.82% (b)	15,608	15,608
TOTAL SHORT-TERM INVESTMENTS (Cost $15,608)		15,608

TOTAL INVESTMENTS - 100.0% (Cost $11,822,624)		$12,644,900
Other Assets in Excess of Liabilities - 0.0% (c)		1,977
TOTAL NET ASSETS - 100.0%		$12,646,877

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE MID-CAP ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive Mid Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$11,729,676	$—	$—	$11,729,676
Real Estate Investment Trusts	899,616	—	—	899,616
Money Market Funds	15,608	—	—	15,608
Total Investments in Securities	$12,644,900	$—	$—	$12,644,900
Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Strive Mid-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.